UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	September 30, 2006

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ]
is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West

		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
November 14, 2006
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-

[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0


Form 13F Information Table Entry Total:
	187

Form 13F Information Table Value Total:
	19,482,795 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-


[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : September 30, 2006
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN
7 COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMENTOTHER VOTING
AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRNCALLDISCRETIONMANAGERS SOLE SHAREDNONE ABB LTD ADR (1 ORD
SHR) 000375204 12,777 869,200SH SOLE 869,200 AGCO CORP COMMON 001084102
57,572 2,036,300SH SOLE 2,036,300 ABBOTT LABS COMMON 002824100 512
9,450SH SOLE 9,450 AGRIUM INC COMMON 008916108 194,359 6,435,743SH SOLE
6,435,743 AIR LIQUIDE ADR (0.2 ORD) 009126202 55,661 1,226,219SH SOLE
1,226,219 ALCOA INC COMMON 013817101 99,473 3,180,800SH SOLE 3,180,800
ALLIED IRISH BKS PLSP ADR(2 ORD) 019228402 26,625 441,600SH SOLE 441,600
AMERN INTL GROUP INCOMMON 026874107 157,969 2,137,614SH SOLE 2,137,614
ANHEUSER BUSCH COS COMMON 035229103 1,395 26,325SH SOLE 26,325
APACHE CORP COMMON 037411105 65,077 923,250SH SOLE 923,250 APPLIED
MATERIALS COMMON 038222105 687 34,750SH SOLE 34,750 ARCHER DANIELS MIDLCOMMON 039483102 507 12,000SH SOLE 12,000 ASAHI GLASS SP ADR (10
ORD) 043393206 12,167 88,400SH SOLE 88,400 AVERY DENNISON CORPCOMMON 053611109 52,257 778,700SH SOLE 778,700 BG PLC ADR (5 ORDS) 055434203 63,471
933,400SH SOLE 933,400 BP ADR (6 ORDS) 055622104 96,661 1,321,560SH SOLE
1,321,560 BANK OF AMERICA CORCOMMON USD 0.01 060505104 3,253 54,443SH
SOLE 54,443 BANK OF MONTREAL COMMON 063671101 491,759 7,274,547SH
SOLE 7,274,547 BANK OF NOVA SCOTIACOMMON 064149107 744,89015,505,610SH
SOLE 15,505,610 BARRICK GOLD CORP COMMON 067901108 202,853 5,908,920SH
SOLE 5,908,920 BAYER A G SP ADR (1 ORD) 072730302 352 6,200SH SOLE 6,200
BECKMAN COULTER INCCOMMON 075811109 51,897 808,400SH SOLE 808,400
BECTON DICKINSON COMMON 075887109 631 8,000SH SOLE 8,000 BIOMET INC
COMMON 090613100 47,394 1,320,100SH SOLE 1,320,100 BOSTON SCIENTIFIC
COMMON 101137107 55,746 3,379,500SH SOLE 3,379,500 BRISTOL MYERS
SQUIBCOMMON 110122108 2,482 89,300SH SOLE 89,300 CAE INC COMMON
124765108 14,619 1,534,000SH SOLE 1,534,000 CCL INDUSTRIES INC CLASS B NON
VTG 124900309 43,439 1,579,040SH SOLE 1,579,040 CDN IMP BANK
COMMERCOMMON 136069101 622,722 7,391,355SH SOLE 7,391,355 CDN NATL
RAILWAY COMMON 136375102 644,88413,794,320SH SOLE 13,794,320 CDN
NATURAL RES COMMON 136385101 438,745 8,612,985SH SOLE 8,612,985 CDN
TIRE CORP CLASS A NON VTG 136681202 110,279 1,571,600SH SOLE 1,571,600
CANON INC ADR (1 ORD) 138006309 82,342 1,411,925SH SOLE 1,411,925
CATERPILLAR INC COMMON 149123101 82,523 1,124,500SH SOLE 1,124,500
CHEVRON CORP COMMON 166764100 1,497 20,688SH SOLE 20,688 CITIGROUP
INC COMMON 172967101 244,123 4,406,800SH SOLE 4,406,800 CLOROX CO
COMMON 189054109 281 4,000SH SOLE 4,000 COCA COLA CO COMMON
191216100 1,931 38,750SH SOLE 38,750 COLGATE PALMOLIVE CCOMMON
194162103 130,027 1,877,375SH SOLE 1,877,375 DIEBOLD INC COMMON 253651103
243 5,000SH SOLE 5,000 DOMTAR INC COMMON 257561100 41,766 6,366,800SH
SOLE 6,366,800 EMC CORP MASS COMMON 268648102 414 31,000SH SOLE 31,000
E.ON AG ADR (0.3333 ORD SHS 268780103 562 12,700SH SOLE 12,700
ELECTRONIC ARTS COMMON 285512109 58,243 935,200SH SOLE 935,200
EMERSON ELEC CO COMMON 291011104 449 4,800SH SOLE 4,800 ENCANA
CORPORATION COMMON 292505104 726,86813,975,548SH SOLE 13,975,548
ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 93,001 2,419,100SH SOLE 2,419,100 FEDERAL NTL MTG ASSCOMMON 313586109 179,071 2,871,735SH SOLE
2,871,735 FIRST DATA CORP COMMON 319963104 61,235 1,307,250SH SOLE
1,307,250 FLUOR CORPORATION COMMON 343412102 42,938 500,700SH SOLE
500,700 FRANKLIN RES INC COMMON 354613101 4,028 34,150SH SOLE 34,150
GENERAL ELECTRIC COCOMMON 369604103 113,188 2,874,985SH SOLE 2,874,985
GOLDCORP INC COMMON 380956409 2,053 77,900SH SOLE 77,900 HSBC HLDGS
PLC SP ADR(5 ORD) 404280406 73,189 716,950SH SOLE 716,950 HEWLETT
PACKARD CO COMMON 428236103 71,867 1,756,267SH SOLE 1,756,267 HONDA
MOTOR CO ADR (1 ORD) 438128308 3,559 94,900SH SOLE 94,900 HONEYWELL
INTL INC COMMON 438516106 103,979 2,279,450SH SOLE 2,279,450 HOYA CORP
ADR(1 ORD SHR) 443251103 13,096 309,400SH SOLE 309,400 IAMGOLD CORP
COMMON 450913108 50,778 5,373,300SH SOLE 5,373,300 IMPERIAL OIL LTD
COMMON 453038408 76,794 2,049,490SH SOLE 2,049,490 INCO LTD COMMON
453258402 418,711 4,913,875SH SOLE 4,913,875 INTEL CORP COMMON 458140100
96,887 4,223,160SH SOLE 4,223,160 INTL BUSINESS MCHN COMMON 459200101
2,456 26,870SH SOLE 26,870 JOHNSON & JOHNSON COMMON 478160104 81,935
1,131,268SH SOLE 1,131,268 JOHNSON MATTHEY PLCSP ADR 479142309 51,396
894,500SH SOLE 894,500 KIMBERLY CLARK MEX SP ADR (5 ORD A) 494386204
503 22,800SH SOLE 22,800 KOHLS CORP COMMON 500255104 54,586 753,900SH
SOLE 753,900 L OREAL CO ADR (0.2 ORD) 502117203 59,579 2,605,835SH SOLE
2,605,835 ESTEE LAUDER CO CLASS A 518439104 98,596 2,192,000SH SOLE
2,192,000 LENOVO GROUP LTD ADR (20 ORD) 526250105 9,020 1,043,600SH SOLE
1,043,600 ELI LILLY & CO COMMON 532457108 87,377 1,374,450SH SOLE 1,374,450
MEMC ELECTR MATLS COMMON 552715104 43,717 1,070,100SH SOLE 1,070,100
MAGNA INTL INC CLASS A SUB VTG 559222401 533,932 6,579,574SH SOLE
6,579,574 MICROSOFT CORP COMMON 594918104 192,299 6,304,170SH SOLE
6,304,170 MITSUBISHI UFJ FINLADR(0.001 ORD) 606822104 20,899 1,462,800SH
SOLE 1,462,800 MORGAN STANLEY COMMON 617446448 81,410 1,001,155SH
SOLE 1,001,155 MOTOROLA INC COMMON 620076109 68,261 2,448,170SH SOLE
2,448,170 NESTLE S A SP ADR (0.25 ORD) 641069406 80,296 820,925SH SOLE
820,925 NIPPON TELEG & TEL SP ADR (0.005 ORD) 654624105 39,128 1,430,200SH
SOLE 1,430,200 NORTEL NETWORKS CORCOMMON 656568102
195,65576,727,262SH SOLE 76,727,262 PEARSON PLC SP ADR (1 ORD) 705015105
1,072 67,500SH SOLE 67,500 PEPSICO INC COMMON 713448108 72,510 996,230SH
SOLE 996,230 PETSMART INC COMMON 716768106 49,178 1,588,400SH SOLE
1,588,400 PFIZER INC COMMON 717081103 250,636 7,924,011SH SOLE 7,924,011
PROCTER & GAMBLE COCOMMON 742718109 2,983 43,157SH SOLE 43,157
PRUDENTIAL FINL COMMON 744320102 2,050 24,100SH SOLE 24,100 QUEBECOR
WORLD INC SUB VTG 748203106 32,996 2,832,316SH SOLE 2,832,316 REED
ELSEVIER N V SP ADR (2 ORD) 758204101 37,600 1,008,450SH SOLE 1,008,450
RESEARCH IN MOTION COMMON 760975102 661,291 5,770,930SH SOLE 5,770,930
REXAM PLC SP ADR NEW2001 761655406 26,798 443,400SH SOLE 443,400 RIO
TINTO PLC ADR (4 ORD) 767204100 381 1,800SH SOLE 1,800 RITCHIE BROS AUCTNRCOMMON 767744105 4,546 76,000SH SOLE 76,000 ROCHE HLDG LTD SP
ADR (.01 ORD) 771195104 57,336 593,295SH SOLE 593,295 ROGERS
COMMUNICATIOCLASS B NON VTG 775109200 443,566 7,247,805SH SOLE
7,247,805 ROYAL GROUP TECH COMMON 779915107 754 58,200SH SOLE 58,200
ROYAL BANK CDA COMMON 780087102 583,58011,787,114SH SOLE 11,787,114
ROYAL DUTCH SHELL ADR(2 ORD CL A) 780259206 479 6,500SH SOLE 6,500 SCHLUMBERGER LTD COMMON 806857108 148,402 2,145,100SH SOLE 2,145,100
SECOM LTD ADR (2 ORD) 813113206 501 4,500SH SOLE 4,500 SIEMENS A G SP
ADR 826197501 61,388 631,940SH SOLE 631,940 SUN LIFE FNCL INC COMMON 866796105 248 5,400SH SOLE 5,400 SUNCOR ENERGY INC COMMON 867229106
491,127 6,124,544SH SOLE 6,124,544 TSX GROUP INC COMMON 873028104 96,442
1,967,400SH SOLE 1,967,400 TELEFONOS DE MEXICOSP ADR (20 SER L)
879403780 371 13,000SH SOLE 13,000 THOMSON CORP (THE) COMMON 884903105
369,568 8,212,619SH SOLE 8,212,619 TIME WARNER INC COMMON 887317105
84,194 4,141,000SH SOLE 4,141,000 TOMKINS PLC SP ADR (4 ORD) 890030208
27,311 1,370,300SH SOLE 1,370,300 TORONTO DOMINION BKCOMMON 891160509
717,93510,809,013SH SOLE 10,809,013 TOYOTA MTR CORP ADR (2 ORD)
892331307 47,744 393,100SH SOLE 393,100 TYCO INTL LTD COMMON PAR $0.20
902124106 141,726 4,540,005SH SOLE 4,540,005 UNISYS CORPORATION COMMON
909214108 1,118 177,100SH SOLE 177,100 UNITED TECHNOLOGIESCOMMON
913017109 110,823 1,568,520SH SOLE 1,568,520 UPM KYMMENE CORP SP ADR
915436109 39,741 1,505,400SH SOLE 1,505,400 VOLVO AKTIEBOLAGET ADR (1
ORD) 928856400 40,596 609,700SH SOLE 609,700 WPP GROUP PLC SP ADR(5
ORDS) 929309409 50,782 737,600SH SOLE 737,600 WACHOVIA CORP 2ND NEW
COMMON 929903102 314 5,045SH SOLE 5,045 WAL MART STORES INCCOMMON
931142103 92,760 1,686,350SH SOLE 1,686,350 WALGREEN CO COMMON
931422109 460 9,300SH SOLE 9,300 WYETH COMMON 983024100 105,317
1,857,385SH SOLE 1,857,385 YAHOO INC COMMON 984332106 44,847 1,590,600SH
SOLE 1,590,600 ZARLINK SEMICONDUCTCOMMON 989139100 740 303,400SH
SOLE 303,400 AMVESCAP PLC SP ADR(2 ORDS) 03235E100 42,350 1,732,300SH
SOLE 1,732,300 PETRO-CANADA COMMON 71644E102C 352,645 7,834,810SH SOLE
7,834,810 TALISMAN ENERGY INCCOMMON 87425E103C 631,20834,605,695SH
SOLE 34,605,695 NAVISTAR INTL CORP COMMON 06393E108 37,030 1,285,900SH
SOLE 1,285,900 BARCLAYS PLC ADR (4 ORD) 06738E204 4,801 84,785SH SOLE
84,785 AT&T INC COMMON 00206R102 81,679 2,249,230SH SOLE 2,249,230 ALTRIA
GROUP INC COMMON 02209S103 68,382 800,950SH SOLE 800,950 BCE INC
COMMON 05534B760 217,349 7,168,496SH SOLE 7,168,496 BARRICK GOLD CORP
COMMON 067901108C 6,030 176,000SH SOLE 176,000 BIOVAIL CORP COMMON
09067J109 53,504 3,147,300SH SOLE 3,147,300 BURLINGTN NRTHRN S COMMON
12189T104 155,207 1,894,900SH SOLE 1,894,900 BUSINESS OBJECTS S SP ADR
12328X107 7,802 205,200SH SOLE 205,200 CDN PACIFIC RAILWAYCOMMON
13645T100 109,855 1,977,231SH SOLE 1,977,231 CARDINAL HEALTH INCCOMMON
14149Y108 392 5,343SH SOLE 5,343 CATALYST PAPER COMMON 14888T104
42,91513,495,207SH SOLE 13,495,207 CISCO SYSTEMS INC COMMON 17275R102
133,615 5,213,325SH SOLE 5,213,325 COGNOS INCORPORATEDCOMMON
19244C109 344,056 8,474,275SH SOLE 8,474,275 DENSO CORP ADR (4 ORD)
24872B100 12,546 79,500SH SOLE 79,500 DIAGEO P L C SP ADR (4 ORD) 25243Q205
68,463 864,100SH SOLE 864,100 DUKE ENERGY CORP COMMON 26441C105 63,575
1,887,500SH SOLE 1,887,500 ENBRIDGE INC COMMON 29250N105 86,337
2,393,600SH SOLE 2,393,600 EXELON CORP COMMON 30161N101 91,996
1,362,500SH SOLE 1,362,500 EXXON MOBIL CORP COMMON 30231G102 1,245
16,640SH SOLE 16,640 FNX MINING COMMON 30253R101 3,078 246,200SH SOLE
246,200 FRANCE TELECOM SP ADR (1 ORD) 35177Q105 82,145 3,159,700SH SOLE
3,159,700 GSI GROUP INC COMMON 36229U102C 296 28,350SH SOLE 28,350
GLAXOSMITHKLINE PLCSP ADR (2 ORD) 37733W105 46,402 781,614SH SOLE
781,614 GOLD FIELDS LTD SP ADR(1 ORD) 38059T106 31,487 1,582,500SH SOLE
1,582,500 GOLDMAN SACHS GROUPCOMMON 38141G104 101,828 539,700SH
SOLE 539,700 CGI GROUP INC CLASS A SUB VTG 39945C109 95,93813,106,300SH
SOLE 13,106,300 HBOS PLC SPONSORED ADR 42205M106 269 4,000SH SOLE 4,000
HENKEL LTD PARTNRSHSP ADR (1 ORD) 42550U109 2,558 18,500SH SOLE 18,500 IAMGOLD CORP COMMON 450913108C 511 54,000SH SOLE 54,000 IVANHOE
MINES COMMON 46579N103 20,605 2,956,300SH SOLE 2,956,300 JPMORGAN
CHASE & COCOMMON 46625H100 2,559 48,869SH SOLE 48,869 LUXOTTICA
GROUP SPASP ADR (1 ORD) 55068R202 581 17,700SH SOLE 17,700 MDS INC
COMMON 55269P302 207,73510,847,767SH SOLE 10,847,767 MAGNA INTL INC
CLASS A 559222401C 7,591 93,200SH SOLE 93,200 MANULIFE FINCL
CORPCOMMON 56501R106 755,67520,990,978SH SOLE 20,990,978 NEXEN INC
COMMON 65334H102 1,784 29,850SH SOLE 29,850 NOMURA HLDGS INC
SPONSORED ADR 65535H208 52,335 2,669,200SH SOLE 2,669,200 NOVA
CHEMICALS CORPCOMMON 66977W109 113,010 3,299,550SH SOLE 3,299,550
NOVARTIS AG ADR (1 ORD SHS) 66987V109 83,986 1,288,555SH SOLE 1,288,555
NOVELIS INC COMMON 67000X106 84,928 2,967,418SH SOLE 2,967,418
QUEBECOR WORLD INC SUB VTG 748203106C 297 25,000SH SOLE 25,000
STATOIL ASA SP ADR(1 ORD NOK2.585771P102 46,005 1,731,700SH SOLE
1,731,700 TELUS CORP COMMON 87971M103 181,124 2,879,550SH SOLE 2,879,550
3M COMPANY COMMON 88579Y101 104,519 1,259,250SH SOLE 1,259,250 TIM
HORTONS INC COMMON 88706M103 1,650 56,425SH SOLE 56,425 TRANSALTA
CORP COMMON 89346D107 76,070 3,207,000SH SOLE 3,207,000 TRANSCANADA
CORP COMMON 89353D107 206,062 5,862,361SH SOLE 5,862,361 TRANSCANADA
CORP COMMON 89353D107C 7,721 220,200SH SOLE 220,200 VALERO ENERGY
CORP COMMON 91913Y100 104,321 1,817,300SH SOLE 1,817,300 VCOM INC
COMMON 92241R106 878 80,000SH SOLE 80,000 VERIZON
COMMUNICATNCOMMON 92343V104 95,688 2,310,686SH SOLE 2,310,686
VIACOM INC CLASS B 92553P201 70,305 1,695,456SH SOLE 1,695,456 VODAFONE
GRP PLC ADR(10 ORDS) 92857W209 38,215 1,498,875SH SOLE 1,498,875 WAL
MART DE MEXICO SP ADR(10 SHS) 93114W107 75,222 1,983,700SH SOLE 1,983,700
YAMANA GOLD INC COMMON 98462Y100 897 87,100SH SOLE 87,100 DEUTSCHE
BANK AG NAORD D18190898 125,584 932,900SH SOLE 932,900 ACE LIMITED
COMMON G0070K103 732 12,000SH SOLE 12,000 GARMIN LTD ORDINARY
G37260109 1,784 32,800SH SOLE 32,800 TRANSOCEAN INC ORDINARY G90078109
118,059 1,445,500SH SOLE 1,445,500 UBS AG NAMEN AKT H89231338 111,791
1,690,000SH SOLE 1,690,000 TAKEDA PHARMACEUTICSHARES J8129E108 8,246 118,200SH SOLE 118,200 CHECK POINT SOFTWARORDINARY M22465104 47,324 2,223,900SH SOLE 2,223,900


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011